JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

May 3, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JPMorgan Trust II (the “Trust”)

(Securities Act File No. 2-95973

Investment Company Act File No. 811-4236)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 87 (Amendment No. 88 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 27, 2007.

If you have any questions or comments, please call John Fitzgerald at (212) 648-2085.

Very truly yours,

/s/ Stephen M. Benham

Stephen M. Benham, Esq.

Secretary

JPMorgan Trust II